CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH
Cash and cash equivalents	$ 53,454	$ 68,728
Restricted cash	1,127	710
Cash and cash equivalents, and restricted cash	$ 54,581	$ 69,438	$ 104,830	$ 159,234